Quarterly Holdings Report
for
Fidelity® Hedged Equity Central Fund
October 31, 2023
HEC-NPRT3-1223
1.9907616.100
Common Stocks - 95.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 0.7%
Frontier Communications Parent, Inc. (a)	6,201	111,122
Iridium Communications, Inc.	1,833	67,913
Verizon Communications, Inc.	82,755	2,907,183
		3,086,218
Entertainment - 1.1%
Liberty Media Corp. Liberty Formula One Class A	2,184	125,689
Madison Square Garden Sports Corp.	589	99,034
Netflix, Inc. (a)	5,211	2,145,317
Roku, Inc. Class A (a)	1,323	78,811
Spotify Technology SA (a)	560	92,266
The Walt Disney Co. (a)	25,928	2,115,466
TKO Group Holdings, Inc.	1,293	106,000
		4,762,583
Interactive Media & Services - 5.8%
Alphabet, Inc. Class A (a)	131,544	16,321,980
IAC, Inc. (a)	1,342	57,102
Meta Platforms, Inc. Class A (a)	26,699	8,043,608
Pinterest, Inc. Class A (a)	3,368	100,636
		24,523,326
Media - 0.7%
Cable One, Inc.	126	69,284
Comcast Corp. Class A	58,812	2,428,347
Liberty Broadband Corp. Class A (a)	996	82,987
Liberty Media Corp. Liberty SiriusXM Class A	4,856	118,923
Nexstar Broadcasting Group, Inc. Class A	793	111,083
Sirius XM Holdings, Inc. (b)	26,255	112,371
The Trade Desk, Inc. (a)	1,080	76,637
		2,999,632
TOTAL COMMUNICATION SERVICES		35,371,759
CONSUMER DISCRETIONARY - 10.0%
Automobile Components - 0.1%
Autoliv, Inc.	1,350	123,728
Gentex Corp.	3,901	111,881
Lear Corp.	1,519	197,105
Visteon Corp. (a)	595	68,502
		501,216
Automobiles - 1.7%
Ford Motor Co.	65,249	636,178
Rivian Automotive, Inc. (a)	2,484	40,290
Tesla, Inc. (a)	32,989	6,625,511
		7,301,979
Broadline Retail - 3.4%
Amazon.com, Inc. (a)	108,440	14,432,280
Kohl's Corp.	4,766	107,473
Macy's, Inc.	6,732	81,996
		14,621,749
Distributors - 0.1%
LKQ Corp.	11,182	491,113
Diversified Consumer Services - 0.1%
H&R Block, Inc.	2,667	109,480
Service Corp. International	1,755	95,507
		204,987
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	3,590	96,679
Booking Holdings, Inc. (a)	549	1,531,468
Boyd Gaming Corp.	2,893	159,838
Choice Hotels International, Inc.	1,610	177,905
Churchill Downs, Inc.	1,643	180,467
Draftkings Holdings, Inc. (a)	4,494	124,124
Hyatt Hotels Corp. Class A (b)	2,618	268,188
Light & Wonder, Inc. Class A (a)	1,251	91,461
Marriott Vacations Worldwide Corp.	1,128	101,362
McDonald's Corp.	12,673	3,322,480
Penn Entertainment, Inc. (a)	3,566	70,357
Planet Fitness, Inc. (a)	1,276	70,525
Starbucks Corp.	17,176	1,584,314
Texas Roadhouse, Inc. Class A	2,122	215,468
Vail Resorts, Inc.	680	144,330
Wendy's Co.	4,710	89,584
Wyndham Hotels & Resorts, Inc.	2,357	170,647
		8,399,197
Household Durables - 0.3%
Leggett & Platt, Inc.	4,097	95,993
NVR, Inc. (a)	144	779,417
Taylor Morrison Home Corp. (a)	1,770	67,826
Tempur Sealy International, Inc.	4,369	174,454
Toll Brothers, Inc.	3,349	236,808
TopBuild Corp. (a)	356	81,439
		1,435,937
Specialty Retail - 1.8%
AutoNation, Inc. (a)	1,044	135,804
Burlington Stores, Inc. (a)	946	114,494
Five Below, Inc. (a)	428	74,463
Floor & Decor Holdings, Inc. Class A (a)	1,404	115,690
Gap, Inc.	12,015	153,792
Lithia Motors, Inc. Class A (sub. vtg.)	486	117,714
Murphy U.S.A., Inc.	636	230,671
Penske Automotive Group, Inc. (b)	1,420	203,174
RH (a)	612	133,392
Ross Stores, Inc.	10,025	1,162,599
The Home Depot, Inc.	15,915	4,530,841
Ulta Beauty, Inc. (a)	1,518	578,829
Valvoline, Inc.	2,913	86,429
Williams-Sonoma, Inc.	1,220	183,293
		7,821,185
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	16,756	1,722,014
Ralph Lauren Corp.	2,669	300,343
		2,022,357
TOTAL CONSUMER DISCRETIONARY		42,799,720
CONSUMER STAPLES - 6.3%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	12,499	701,944
Keurig Dr. Pepper, Inc.	35,513	1,077,109
PepsiCo, Inc.	21,464	3,504,642
The Coca-Cola Co.	63,255	3,573,275
		8,856,970
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	5,775	125,318
BJ's Wholesale Club Holdings, Inc. (a)	2,838	193,325
Casey's General Stores, Inc.	801	217,800
Costco Wholesale Corp.	5,762	3,183,159
Performance Food Group Co. (a)	2,018	116,560
Target Corp.	8,334	923,324
U.S. Foods Holding Corp. (a)	3,917	152,528
Walmart, Inc.	17,535	2,865,394
		7,777,408
Food Products - 0.9%
Campbell Soup Co.	18,256	737,725
Darling Ingredients, Inc. (a)	1,404	62,183
Flowers Foods, Inc.	8,142	178,554
Ingredion, Inc.	924	86,468
Kellanova	19,082	963,069
Post Holdings, Inc. (a)(b)	3,573	286,840
The Hershey Co.	6,201	1,161,757
WK Kellogg Co.	5,195	52,054
		3,528,650
Household Products - 1.5%
Colgate-Palmolive Co.	25,699	1,930,509
Procter & Gamble Co.	30,210	4,532,406
		6,462,915
TOTAL CONSUMER STAPLES		26,625,943
ENERGY - 4.3%
Energy Equipment & Services - 0.4%
Championx Corp.	3,486	107,369
NOV, Inc.	9,734	194,291
Schlumberger Ltd.	23,833	1,326,545
TechnipFMC PLC	6,381	137,319
Valaris Ltd. (a)	1,724	113,853
		1,879,377
Oil, Gas & Consumable Fuels - 3.9%
Cheniere Energy, Inc.	1,525	253,791
Chesapeake Energy Corp.	1,434	123,439
Chevron Corp.	27,919	4,068,636
Chord Energy Corp.	1,121	185,324
CNX Resources Corp. (a)	5,215	113,270
Diamondback Energy, Inc.	8,474	1,358,552
DT Midstream, Inc. (b)	1,689	91,155
Exxon Mobil Corp.	57,632	6,100,347
Kinder Morgan, Inc.	82,630	1,338,606
Marathon Oil Corp.	38,547	1,052,719
Matador Resources Co.	3,100	191,239
Murphy Oil Corp.	5,763	258,586
Occidental Petroleum Corp.	13,118	810,824
Ovintiv, Inc.	4,950	237,600
Range Resources Corp.	3,796	136,049
Southwestern Energy Co. (a)	14,756	105,210
		16,425,347
TOTAL ENERGY		18,304,724
FINANCIALS - 12.4%
Banks - 2.7%
Bank of America Corp.	124,456	3,278,171
Bank OZK	2,435	87,197
BOK Financial Corp.	1,079	70,696
Columbia Banking Systems, Inc.	5,601	110,172
Commerce Bancshares, Inc.	2,382	104,475
Cullen/Frost Bankers, Inc.	1,194	108,642
First Citizens Bancshares, Inc.	70	96,652
First Horizon National Corp.	9,490	102,018
JPMorgan Chase & Co.	40,758	5,667,807
New York Community Bancorp, Inc.	10,011	94,904
Old National Bancorp, Indiana	5,752	78,802
Pinnacle Financial Partners, Inc.	2,746	171,241
Prosperity Bancshares, Inc.	2,366	129,042
Synovus Financial Corp.	3,040	79,253
U.S. Bancorp	38,762	1,235,733
Webster Financial Corp.	3,023	114,783
Wintrust Financial Corp.	1,937	144,675
		11,674,263
Capital Markets - 1.7%
Affiliated Managers Group, Inc.	632	77,584
Ameriprise Financial, Inc.	3,771	1,186,243
Ares Management Corp.	3,416	336,783
Carlyle Group LP	6,750	185,895
Charles Schwab Corp.	23,071	1,200,615
Evercore, Inc. Class A	1,544	200,998
Franklin Resources, Inc.	19,691	448,758
Houlihan Lokey	881	88,558
Interactive Brokers Group, Inc.	2,172	173,912
Jefferies Financial Group, Inc.	7,237	232,887
KKR & Co. LP	6,346	351,568
Lazard Ltd. Class A	2,746	76,256
LPL Financial	621	139,427
Morgan Stanley	27,093	1,918,726
Robinhood Markets, Inc. (a)	9,456	86,428
SEI Investments Co.	3,474	186,415
Stifel Financial Corp.	2,622	149,454
Tradeweb Markets, Inc. Class A	2,256	203,063
Virtu Financial, Inc. Class A	4,709	87,069
		7,330,639
Consumer Finance - 0.4%
Ally Financial, Inc.	7,279	176,079
American Express Co.	10,809	1,578,438
SLM Corp.	5,661	73,593
		1,828,110
Financial Services - 5.1%
Apollo Global Management, Inc.	2,914	225,660
Berkshire Hathaway, Inc. Class B (a)	24,794	8,462,936
Block, Inc. Class A (a)	2,586	104,087
Equitable Holdings, Inc.	8,228	218,618
Fidelity National Information Services, Inc.	12,692	623,304
FleetCor Technologies, Inc. (a)	2,212	498,076
MasterCard, Inc. Class A	12,259	4,613,675
NCR Atleos Corp.	1,729	38,142
PayPal Holdings, Inc. (a)	17,042	882,776
The Western Union Co.	10,021	113,137
Visa, Inc. Class A	23,238	5,463,254
Voya Financial, Inc.	2,854	190,562
WEX, Inc. (a)	477	79,411
		21,513,638
Insurance - 2.3%
AFLAC, Inc.	19,155	1,496,197
American Financial Group, Inc.	2,253	246,388
Arch Capital Group Ltd. (a)	10,078	873,561
Arthur J. Gallagher & Co.	7,013	1,651,491
Axis Capital Holdings Ltd.	1,909	109,004
Fidelity National Financial, Inc.	3,877	151,552
Loews Corp.	12,748	815,999
Markel Group, Inc. (a)	261	383,806
Old Republic International Corp.	6,741	184,569
Prudential Financial, Inc.	17,657	1,614,556
Reinsurance Group of America, Inc.	700	104,629
RenaissanceRe Holdings Ltd.	525	115,285
Selective Insurance Group, Inc.	1,045	108,795
Unum Group	2,390	116,871
W.R. Berkley Corp.	14,488	976,781
Willis Towers Watson PLC	3,507	827,266
		9,776,750
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	13,132	96,914
Annaly Capital Management, Inc.	9,228	144,049
Rithm Capital Corp.	18,735	174,798
Starwood Property Trust, Inc.	21,443	380,613
		796,374
TOTAL FINANCIALS		52,919,774
HEALTH CARE - 12.5%
Biotechnology - 2.1%
AbbVie, Inc.	23,281	3,286,812
Alnylam Pharmaceuticals, Inc. (a)	651	98,822
BioMarin Pharmaceutical, Inc. (a)	2,171	176,828
Exelixis, Inc. (a)	4,083	84,069
Gilead Sciences, Inc.	18,547	1,456,681
Moderna, Inc. (a)	4,592	348,808
Neurocrine Biosciences, Inc. (a)	1,214	134,681
Regeneron Pharmaceuticals, Inc. (a)	1,627	1,268,881
Sarepta Therapeutics, Inc. (a)	774	52,098
Seagen, Inc. (a)	597	127,048
United Therapeutics Corp. (a)	458	102,070
Vertex Pharmaceuticals, Inc. (a)	4,655	1,685,622
		8,822,420
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	26,053	2,463,311
Align Technology, Inc. (a)	1,406	259,534
Boston Scientific Corp. (a)	40,218	2,058,759
DexCom, Inc. (a)	6,876	610,795
Envista Holdings Corp. (a)	2,896	67,390
GE Healthcare Holding LLC	11,158	742,788
Globus Medical, Inc. (a)	2,569	117,429
ICU Medical, Inc. (a)	626	61,386
Inspire Medical Systems, Inc. (a)	268	39,439
Intuitive Surgical, Inc. (a)	6,096	1,598,493
Masimo Corp. (a)	641	52,004
Penumbra, Inc. (a)	365	69,770
ResMed, Inc.	4,539	640,998
Shockwave Medical, Inc. (a)	611	126,025
The Cooper Companies, Inc.	2,516	784,363
		9,692,484
Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc. (a)	1,795	131,950
Centene Corp. (a)	12,311	849,213
Chemed Corp.	315	177,235
CVS Health Corp.	23,282	1,606,691
DaVita HealthCare Partners, Inc. (a)	2,962	228,755
Encompass Health Corp.	1,731	108,291
HCA Holdings, Inc.	4,830	1,092,256
Humana, Inc.	2,708	1,418,153
Tenet Healthcare Corp. (a)	1,283	68,897
UnitedHealth Group, Inc.	12,917	6,917,829
		12,599,270
Health Care Technology - 0.1%
Teladoc Health, Inc. (a)	3,563	58,932
Veeva Systems, Inc. Class A (a)	1,033	199,069
		258,001
Life Sciences Tools & Services - 1.1%
Avantor, Inc. (a)	6,807	118,646
Bruker Corp.	1,172	66,804
Danaher Corp.	9,864	1,894,085
ICON PLC (a)	357	87,094
Medpace Holdings, Inc. (a)	543	131,770
QIAGEN NV (a)	5,391	201,785
Thermo Fisher Scientific, Inc.	5,251	2,335,487
		4,835,671
Pharmaceuticals - 4.0%
Elanco Animal Health, Inc. (a)	8,480	74,709
Eli Lilly & Co.	9,924	5,497,201
Jazz Pharmaceuticals PLC (a)	880	111,778
Johnson & Johnson	34,652	5,140,278
Merck & Co., Inc.	35,893	3,686,211
Pfizer, Inc.	74,149	2,265,993
Royalty Pharma PLC	6,434	172,882
		16,949,052
TOTAL HEALTH CARE		53,156,898
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.6%
BWX Technologies, Inc.	1,695	125,905
Curtiss-Wright Corp.	611	121,473
HEICO Corp.	1,842	291,791
Howmet Aerospace, Inc.	18,794	828,815
Lockheed Martin Corp.	4,845	2,202,731
RTX Corp. (b)	23,099	1,880,028
The Boeing Co. (a)	7,244	1,353,324
Woodward, Inc.	950	118,465
		6,922,532
Air Freight & Logistics - 0.5%
GXO Logistics, Inc. (a)	1,556	78,594
United Parcel Service, Inc. Class B	15,304	2,161,690
		2,240,284
Building Products - 0.4%
Advanced Drain Systems, Inc.	757	80,870
Allegion PLC	5,914	581,701
Builders FirstSource, Inc. (a)	728	79,003
Carlisle Companies, Inc.	1,205	306,178
Fortune Brands Home & Security, Inc.	3,351	186,986
Lennox International, Inc.	901	333,857
Owens Corning	1,857	210,528
Trex Co., Inc. (a)	2,030	114,106
		1,893,229
Commercial Services & Supplies - 0.9%
Cintas Corp.	3,406	1,727,251
Clean Harbors, Inc. (a)	644	98,963
Driven Brands Holdings, Inc. (a)	3,610	41,082
RB Global, Inc.	1,863	121,840
Republic Services, Inc.	9,204	1,366,702
Tetra Tech, Inc.	1,447	218,367
Vestis Corp.	1,795	27,446
		3,601,651
Construction & Engineering - 0.1%
AECOM	2,532	193,825
EMCOR Group, Inc.	1,115	230,415
Willscot Mobile Mini Holdings (a)	2,049	80,751
		504,991
Electrical Equipment - 0.4%
AMETEK, Inc.	7,911	1,113,631
nVent Electric PLC	4,813	231,650
Regal Rexnord Corp.	1,129	133,685
Sensata Technologies, Inc. PLC	3,936	125,480
		1,604,446
Ground Transportation - 0.8%
J.B. Hunt Transport Services, Inc.	3,144	540,359
Knight-Swift Transportation Holdings, Inc. Class A	3,024	147,843
Landstar System, Inc.	997	164,286
Saia, Inc. (a)	251	89,981
Uber Technologies, Inc. (a)	4,830	209,042
Union Pacific Corp.	10,202	2,118,037
		3,269,548
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	14,048	2,574,436
Machinery - 1.7%
AGCO Corp.	720	82,555
Caterpillar, Inc.	7,839	1,772,006
CNH Industrial NV	6,009	65,979
Donaldson Co., Inc.	1,368	78,879
Dover Corp.	10,192	1,324,450
Graco, Inc.	4,383	325,876
IDEX Corp.	3,405	651,751
ITT, Inc.	2,074	193,608
Lincoln Electric Holdings, Inc.	1,556	271,989
Middleby Corp. (a)	1,935	218,403
Oshkosh Corp.	1,061	93,082
PACCAR, Inc.	14,173	1,169,698
Timken Co.	1,543	106,652
Toro Co.	857	69,280
Watts Water Technologies, Inc. Class A	712	123,183
Westinghouse Air Brake Tech Co.	6,907	732,280
		7,279,671
Passenger Airlines - 0.1%
American Airlines Group, Inc. (a)	39,985	445,833
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp. Class A	2,486	298,146
CACI International, Inc. Class A (a)	513	166,602
Clarivate Analytics PLC (a)(b)	9,138	58,300
Genpact Ltd.	3,217	107,898
KBR, Inc.	3,176	184,684
Paylocity Holding Corp. (a)	580	104,052
Science Applications International Corp.	1,555	169,868
SS&C Technologies Holdings, Inc.	7,101	356,825
TransUnion Holding Co., Inc.	2,566	112,596
		1,558,971
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	2,050	70,992
Ferguson PLC	2,594	389,619
MSC Industrial Direct Co., Inc. Class A	885	83,854
SiteOne Landscape Supply, Inc. (a)	504	69,436
Watsco, Inc.	554	193,285
WESCO International, Inc.	729	93,458
		900,644
TOTAL INDUSTRIALS		32,796,236
INFORMATION TECHNOLOGY - 27.1%
Communications Equipment - 0.8%
Ciena Corp. (a)	2,410	101,702
Cisco Systems, Inc.	63,255	3,297,483
Ubiquiti, Inc.	489	59,389
		3,458,574
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. Class A	20,742	1,670,768
Arrow Electronics, Inc. (a)	1,489	168,867
Jabil, Inc.	1,489	182,849
TD SYNNEX Corp.	1,630	149,438
		2,171,922
IT Services - 1.5%
Accenture PLC Class A	8,592	2,552,597
Amdocs Ltd.	2,239	179,478
Cloudflare, Inc. (a)	1,922	108,958
Cognizant Technology Solutions Corp. Class A	14,214	916,377
GoDaddy, Inc. (a)	2,739	200,577
IBM Corp.	14,363	2,077,464
MongoDB, Inc. Class A (a)	242	83,391
Snowflake, Inc. (a)	557	80,837
Twilio, Inc. Class A (a)	1,913	98,060
		6,297,739
Semiconductors & Semiconductor Equipment - 7.0%
Advanced Micro Devices, Inc. (a)	21,180	2,086,230
Broadcom, Inc.	5,395	4,539,191
Enphase Energy, Inc. (a)	2,322	184,785
Entegris, Inc.	3,030	266,761
GlobalFoundries, Inc. (a)	1,342	66,590
Intel Corp.	54,848	2,001,952
Lam Research Corp.	3,414	2,008,183
Lattice Semiconductor Corp. (a)	1,582	87,975
Micron Technology, Inc.	17,264	1,154,444
MKS Instruments, Inc.	1,757	115,365
NVIDIA Corp.	29,352	11,969,746
Onto Innovation, Inc. (a)	1,027	115,404
Qualcomm, Inc.	15,283	1,665,694
Skyworks Solutions, Inc.	5,582	484,183
Synaptics, Inc. (a)	1,009	84,413
Teradyne, Inc.	8,245	686,561
Texas Instruments, Inc.	14,256	2,024,495
Universal Display Corp.	856	119,138
Wolfspeed, Inc. (a)(b)	1,028	34,788
		29,695,898
Software - 10.3%
Adobe, Inc. (a)	5,780	3,075,307
Atlassian Corp. PLC (a)	620	111,997
Bentley Systems, Inc. Class B (b)	1,603	77,970
Bill Holdings, Inc. (a)	1,119	102,154
Crowdstrike Holdings, Inc. (a)	1,173	207,351
Datadog, Inc. Class A (a)	1,034	84,240
DocuSign, Inc. (a)	2,306	89,657
Dolby Laboratories, Inc. Class A	885	71,632
Dropbox, Inc. Class A (a)	8,625	226,838
Dynatrace, Inc. (a)	2,359	105,471
Elastic NV (a)	1,781	133,646
Five9, Inc. (a)	1,080	62,500
Guidewire Software, Inc. (a)	1,271	114,555
HubSpot, Inc. (a)	424	179,678
Intuit, Inc.	4,191	2,074,335
Manhattan Associates, Inc. (a)	1,299	253,279
Microsoft Corp.	88,294	29,853,075
NCR Corp. (a)	3,458	52,873
Oracle Corp.	21,588	2,232,199
Palantir Technologies, Inc. (a)	5,647	83,576
Palo Alto Networks, Inc. (a)	4,514	1,096,992
Qualys, Inc. (a)	858	131,231
Salesforce, Inc. (a)	12,583	2,527,044
Splunk, Inc. (a)	1,673	246,199
Unity Software, Inc. (a)	1,941	49,243
VMware, Inc. Class A (a)	1,855	270,181
Workday, Inc. Class A (a)	1,725	365,200
Zoom Video Communications, Inc. Class A (a)	2,155	129,257
Zscaler, Inc. (a)	867	137,584
		44,145,264
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	174,178	29,744,377
TOTAL INFORMATION TECHNOLOGY		115,513,774
MATERIALS - 2.2%
Chemicals - 1.6%
Ashland, Inc.	1,469	112,569
Axalta Coating Systems Ltd. (a)	9,926	260,359
Celanese Corp. Class A	5,357	613,430
Dow, Inc.	24,829	1,200,234
Eastman Chemical Co.	6,760	505,175
Element Solutions, Inc.	4,709	85,845
Huntsman Corp.	5,748	134,101
Linde PLC	8,648	3,304,920
Olin Corp.	2,503	106,928
RPM International, Inc.	3,848	351,207
Westlake Corp.	912	105,208
		6,779,976
Construction Materials - 0.1%
Eagle Materials, Inc.	1,480	227,787
Knife River Holding Co.	2,906	146,230
		374,017
Containers & Packaging - 0.2%
Aptargroup, Inc.	1,468	179,492
Berry Global Group, Inc.	2,977	163,735
Crown Holdings, Inc.	2,863	230,758
Graphic Packaging Holding Co.	6,899	148,397
Silgan Holdings, Inc.	2,151	86,169
Sonoco Products Co.	2,449	126,883
		935,434
Metals & Mining - 0.3%
Alcoa Corp.	3,218	82,510
Cleveland-Cliffs, Inc. (a)	5,689	95,461
Newmont Corp.	19,588	733,962
Reliance Steel & Aluminum Co.	475	120,831
Royal Gold, Inc.	524	54,669
Southern Copper Corp.	1,095	77,636
United States Steel Corp. (b)	3,761	127,460
		1,292,529
TOTAL MATERIALS		9,381,956
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Agree Realty Corp.	2,084	116,579
American Homes 4 Rent Class A	10,557	345,636
American Tower Corp.	8,706	1,551,322
Americold Realty Trust	3,299	86,500
Apartment Income (REIT) Corp.	2,780	81,204
Brixmor Property Group, Inc.	7,347	152,744
Camden Property Trust (SBI)	7,902	670,722
CubeSmart	3,458	117,883
EastGroup Properties, Inc.	936	152,802
Equity Lifestyle Properties, Inc.	4,671	307,352
First Industrial Realty Trust, Inc.	2,979	126,012
Gaming & Leisure Properties	6,282	285,140
Healthcare Trust of America, Inc.	6,441	92,428
Healthpeak Properties, Inc.	40,517	630,039
Kite Realty Group Trust	4,843	103,253
Lamar Advertising Co. Class A	2,122	174,577
Medical Properties Trust, Inc. (b)	9,847	47,069
Mid-America Apartment Communities, Inc.	10,481	1,238,330
NNN (REIT), Inc.	6,620	240,505
Omega Healthcare Investors, Inc.	4,621	152,955
Prologis (REIT), Inc.	19,216	1,936,012
Rexford Industrial Realty, Inc.	3,358	145,200
Spirit Realty Capital, Inc.	2,638	94,942
Stag Industrial, Inc.	3,458	114,875
Sun Communities, Inc.	2,575	286,443
Vornado Realty Trust	5,350	102,720
WP Carey, Inc.	4,971	266,694
		9,619,938
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc. (a)	174	22,258
TOTAL REAL ESTATE		9,642,196
UTILITIES - 2.5%
Electric Utilities - 1.2%
Exelon Corp.	36,126	1,406,746
NextEra Energy, Inc.	36,249	2,113,317
Xcel Energy, Inc.	28,022	1,660,864
		5,180,927
Gas Utilities - 0.0%
National Fuel Gas Co.	1,724	87,838
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	2,954	96,655
Multi-Utilities - 1.2%
Ameren Corp.	18,349	1,389,203
CMS Energy Corp.	24,513	1,332,036
DTE Energy Co.	14,594	1,406,570
NiSource, Inc.	33,787	850,081
		4,977,890
Water Utilities - 0.1%
Essential Utilities, Inc.	5,980	200,091
TOTAL UTILITIES		10,543,401
TOTAL COMMON STOCKS (Cost $412,779,416)		407,056,381

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	5,156,956	5,157,987
Fidelity Securities Lending Cash Central Fund 5.40% (c)(d)	2,826,717	2,827,000
TOTAL MONEY MARKET FUNDS (Cost $7,984,987)		7,984,987

Equity Funds - 1.9%
	Shares	Value ($)
Domestic Equity Funds - 1.9%
iShares S&P 500 Index ETF (Cost $8,009,869)	19,101	8,021,274

Purchased Options - 2.1%
	Counterparty	Number of Contracts	Notional Amount($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	225	94,360,500	4,210	11/17/23	1,518,750
S&P 500 Index	Chicago Board Options Exchange	426	178,655,880	2,950	08/16/24	1,188,540
S&P 500 Index	Chicago Board Options Exchange	412	172,784,560	3,050	09/20/24	1,526,460
S&P 500 Index	Chicago Board Options Exchange	241	101,070,580	3,930	12/15/23	644,675
S&P 500 Index	Chicago Board Options Exchange	290	121,620,200	4,150	01/19/24	2,817,350
S&P 500 Index	Chicago Board Options Exchange	410	171,945,800	2,900	10/18/24	1,342,750

						9,038,525
TOTAL PURCHASED OPTIONS (Cost 8,930,207)						9,038,525

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $437,704,479)	432,101,167
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(6,277,808)
NET ASSETS - 100.0%	425,823,359

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	328,083	355,656,881	350,826,977	89,466	-	-	5,157,987	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	-	29,818,036	26,991,036	14,778	-	-	2,827,000	0.0%
Total	328,083	385,474,917	377,818,013	104,244	-	-	7,984,987

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.